Preferred Shares (Details) - Schedule of Preferred Shares Activities ¥ in Thousands	12 Months Ended
Jun. 30, 2023 CNY (¥) shares
Schedule of Preferred Shares Activities [Line Items]
Balance (in Shares) | shares	100,843,631
Balance	¥ 664,160
Balance (in Shares) | shares
Balance
Accretion of preferred share redemption value	¥ 22,379
Conversion of preferred shares to ordinary shares upon the completion of the IPO (in Shares) | shares	100,843,631
Conversion of preferred shares to ordinary shares upon the completion of the IPO	¥ 686,539
Series A [Member]
Schedule of Preferred Shares Activities [Line Items]
Balance (in Shares) | shares	22,000,000
Balance	¥ 82,002
Balance (in Shares) | shares
Balance
Accretion of preferred share redemption value
Conversion of preferred shares to ordinary shares upon the completion of the IPO (in Shares) | shares	22,000,000
Conversion of preferred shares to ordinary shares upon the completion of the IPO	¥ 82,002
Series B [Member]
Schedule of Preferred Shares Activities [Line Items]
Balance (in Shares) | shares	23,983,789
Balance	¥ 94,833
Balance (in Shares) | shares
Balance
Accretion of preferred share redemption value
Conversion of preferred shares to ordinary shares upon the completion of the IPO (in Shares) | shares	23,983,789
Conversion of preferred shares to ordinary shares upon the completion of the IPO	¥ 94,833
Series B-1 [Member]
Schedule of Preferred Shares Activities [Line Items]
Balance (in Shares) | shares	7,913,872
Balance	¥ 33,612
Balance (in Shares) | shares
Balance
Accretion of preferred share redemption value
Conversion of preferred shares to ordinary shares upon the completion of the IPO (in Shares) | shares	7,913,872
Conversion of preferred shares to ordinary shares upon the completion of the IPO	¥ 33,612
Series C [Member]
Schedule of Preferred Shares Activities [Line Items]
Balance (in Shares) | shares	20,327,789
Balance	¥ 108,892
Balance (in Shares) | shares
Balance
Accretion of preferred share redemption value	¥ 2,894
Conversion of preferred shares to ordinary shares upon the completion of the IPO (in Shares) | shares	20,327,789
Conversion of preferred shares to ordinary shares upon the completion of the IPO	¥ 111,786
Series D [Member]
Schedule of Preferred Shares Activities [Line Items]
Balance (in Shares) | shares	11,818,754
Balance	¥ 104,156
Balance (in Shares) | shares
Balance
Accretion of preferred share redemption value	¥ 5,643
Conversion of preferred shares to ordinary shares upon the completion of the IPO (in Shares) | shares	11,818,754
Conversion of preferred shares to ordinary shares upon the completion of the IPO	¥ 109,799
Series E [Member]
Schedule of Preferred Shares Activities [Line Items]
Balance (in Shares) | shares	14,799,427
Balance	¥ 240,665
Balance (in Shares) | shares
Balance
Accretion of preferred share redemption value	¥ 13,842
Conversion of preferred shares to ordinary shares upon the completion of the IPO (in Shares) | shares	14,799,427
Conversion of preferred shares to ordinary shares upon the completion of the IPO	¥ 254,507